LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
LEASES

15. LEASES

The Company has operating leases for properties, vehicles and equipment. The Company’s leases have remaining lease terms of one year to eighteen years, some of which include options to extend the lease term, and some of which include options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.

There have been no material changes in the Company’s lease portfolio since December 31, 2020.

15. LEASES

The Company has operating leases for properties, vehicles and equipment. The Company’s leases have remaining lease terms of one year to eighteen years, some of which include options to extend the lease term for up to one year, and some of which include options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.

In October 2019, the Company entered into an operating lease agreement to lease certain building premises in Long Beach, CA. The commencement date of the lease is April 1, 2020 and the expiration date is June 30, 2027. Under the terms of the agreement, the Company transferred $124 in security deposits and recognized prepaid rent of $124 upon execution. Payments under the lease will continue through the initial lease term of 87 months. Tenant allowance, net of construction management fee, initially recognized was $454. The Company has options to renew the lease for two five-year periods.

As of December 31, 2019, the Company had a finance lease for certain equipment with an option to purchase the equipment. During the year ended December 31, 2020, the Company exercised the purchase option.

Supplemental balance sheet information related to leases as of December 31, were as follows:

	Presentation	2020	2019
Liabilities
Current:
Operating lease liabilities	Other current liabilities	$1,670	$1,001
Finance lease liabilities	Finance lease liabilities	—	2,246

Total lease liabilities, current		1,670	3,247
Non-current:
Operating lease liabilities	Non-current lease liabilities	27,299	26,025

Total lease liabilities		$28,969	$29,272

The components of lease expense were as follows during the years ended December 31:

	2020	2019
Operating lease costs	$2,552	$2,752

Finance lease costs:
Amortization of right-of-use assets	$583	$50
Interest on lease liabilities	95	9

Total finance lease costs	$678	$59

Supplemental cash flow information related to leases is as follows for the years ended December 31:

	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,080	$2,301
Operating cash flows from finance leases	95	9
Finance cash flows from finance leases	—	737
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$2,410	$20,011
Finance leases	—	2,974

The weighted average remaining lease term related to operating leases was 12.1 years and 11.7 years as of December 31, 2020 and 2019, respectively. The weighted average discount rate related to operating leases was 5.5% and 5.4% as of December 31, 2020 and 2019, respectively.

The weighted average remaining lease term related to finance leases was 0.9 years as of December 31, 2019. The weighted average discount rate related to finance leases was 5% as of December 31, 2019.

The following is a schedule of the future minimum operating lease payments by year as of December 31:

Operating Leases
2021	$3,076
2022	3,109
2023	3,236
2024	3,143
2025	3,145
Thereafter	24,749

Total lease payments	40,458
Less imputed interest	(11,489)

Total	$28,969